ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of Accrued expenses and other current liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payment due for mining machine purchase	$ 91,031,715	$ 126,317,900
Payment due for hosting expenses	66,246,656	40,109,274
Customer advances	2,930,243	1,637,864
Other tax payables	2,148,880
Interest payable	1,328,265	63,640
Accrued professional service fees		781,798
Others	80,638	80,043
Accrued expenses and other current liabilities	$ 163,766,397	170,990,519
Employees
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Others		$ 2,000,000